Average Annual Total Returns{- Industrials Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Industrials Portfolio	VIP Industrials Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Industrials Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Industrials Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1511 Past 1 year	F1511 Past 5 years	F1511 Past 10 years
Total	17.03%	11.36%	13.18%	28.71%	18.47%	16.55%	20.83%	13.14%	14.57%